Commitments and Contingencies - 401K (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Employer matching contribution, percent of match	2.00%		2.00%
Employer matching contribution amount	$ 6
Contributions	$ 418	$ 134	$ 456	$ 67